COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Long-term Purchase Commitment [Line Items]
Unrecognized tax positions	¥ 74,728	$ 11,452
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments to Acquire Certain Medical Equipment	¥ 480,290	$ 73,608	¥ 622,584